Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets
Prepaid expenses and other	$ 602	$ 555
Deferred income taxes	502	472
Derivative assets-current	76	49
Product and other insurance receivables	99	125
Other current assets	1,279	1,201
Investments
Equity method	69	105
Cost method	45	47
Other investments	8	11
Total investments	122	163
Other assets
Deferred income taxes	360	578
Product and other insurance receivables	96	139
Cash surrender value of life insurance policies	236	230
Other	288	270
Total other assets	980	1,217
Other current liabilities
Accrued trade payables	547	516
Deferred income	521	471
Derivative liabilities	103	106
Dividends payable	567	0
Employee benefits and withholdings	195	178
Product and other claims	119	147
Property and other taxes	88	87
Pension and postretirement benefits	61	55
Deferred income taxes	37	45
Other	653	676
Total other current liabilities	2,891	2,281
Other liabilities
Long term income taxes payable	472	454
Employee benefits	315	332
Product and other claims	314	314
Long-term obligations under capital leases	58	71
Deferred income	19	29
Deferred income taxes	538	167
Other	268	267
Total other liabilities	1,984	1,634
Drafts payable
Drafts payable on demand included in Accounts payable	$ 24	$ 74